Condensed Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Redeemable Convertible Preferred Stock [Member] Preferred Stock [Member]	Series A Redeemable Convertible Preferred Stock [Member] Preferred Stock [Member]	Legacy Common Stock [Member]	Common Class A [Member] Common Stock [Member]	Common Class A [Member]	Contingently Redeemable Common Stock [Member]	Common Class B [Member] Common Stock [Member]	Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Sep. 30, 2023		$ 2,300,000							$ 78,421,000	$ (83,762,000)	$ (5,341,000)
Balance (in Shares) at Sep. 30, 2023	58,823	166,666	1,669,217
Issuance of common stock									3,607,000		3,607,000
Issuance of common stock, shares			48,217	43,783	37,000
Issuance of common stock upon exercise of stock options									225,000		225,000
Issuance of common stock upon exercise of stock options, shares				152,163
Issuance of warrants in connection with notes payable									515,000		515,000
Stock-based compensation									21,383,000		21,383,000
Net loss					$ (18,452,000)			$ (1,582,000)		(20,034,000)	(20,034,000)
Conversion of Class B Common Stock to Class A Common Stock
Conversion of Class B common stock to Class A common stock, shares				12,500			(12,500)
Issuance of contingently redeemable common stock for acquisition of EMI Solutions, Inc.						$ 8,856,000
Issuance of contingently redeemable common stock for acquisition of EMI Solutions, Inc., shares						96,491
Lapse of redemption feature on common stock						$ (8,856,000)			8,856,000		8,856,000
Lapse of redemption feature on common stock, shares			96,491			(96,491)
Reverse recapitalization transactions, net (Note 3)		$ (2,300,000)							(16,083,000)		(16,083,000)
Reverse recapitalization transactions, net (Note 3), shares	(58,823)	(166,666)	(1,813,925)	2,290,180			225,490
Issuance of common stock for acquisition of RaGE Systems, Inc.									7,682,000		7,682,000
Issuance of common stock for acquisition of RaGE Systems, Inc., shares				321,404
Issuance of placement agent warrants									82,000		82,000
Issuance of common stock upon exercise of warrants									3,397,000		3,397,000
Issuance of common stock upon exercise of warrants, shares				341,035
Issuance of common stock upon vesting of RSUs
Issuance of common stock upon exercise of warrants, shares				16,146
Issuance of PIPE make-whole shares									1,241,000		1,241,000
Issuance of PIPE make-whole shares, shares				105,202
Deemed dividend from warrant price adjustment									661,000	(661,000)
Ending balance, value at Sep. 30, 2024									109,987,000	(104,457,000)	5,530,000
Balance, shares at Sep. 30, 2024				3,282,423			212,991
Issuance of common stock									640,000		640,000
Issuance of common stock, shares				56,174
Issuance of common stock upon vesting of RSUs
Issuance of common stock upon vesting of RSUs, shares				51,000
Stock-based compensation									9,802,000		9,802,000
Net loss					$ (18,754,000)			(1,085,000)		(19,839,000)	(19,839,000)
Conversion of Class B Common Stock to Class A Common Stock
Conversion of Class B common stock to Class A common stock, shares				12,500			(12,500)
Conversion of notes payable to Class A common stock									828,000		828,000
Conversion of notes payable to Class A common stock, shares				63,180
Ending balance, value at Dec. 31, 2024									121,257,000	(124,296,000)	(3,039,000)
Balance, shares at Dec. 31, 2024				3,465,277			200,491
Beginning balance, value at Sep. 30, 2024									109,987,000	(104,457,000)	5,530,000
Balance (in Shares) at Sep. 30, 2024				3,282,423			212,991
Issuance of common stock									2,199,000		2,199,000
Issuance of common stock, shares				205,821	64,280
Issuance of Class A Common Stock in settlement of liabilities									1,535,000		1,535,000
Issuance of Class A common stock in settlement of liabilities, shares				143,540
Stock-based compensation									25,619,000		25,619,000
Net loss					$ (44,072,000)			(2,059,000)		(46,131,000)	(46,131,000)
Conversion of Class B Common Stock to Class A Common Stock
Conversion of Class B common stock to Class A common stock, shares				12,500			(12,500)
Issuance of common stock upon exercise of warrants									8,762,000		8,762,000
Issuance of common stock upon exercise of warrants, shares				903,852
Issuance of common stock upon vesting of RSUs
Issuance of common stock upon exercise of warrants, shares				226,425
Issuance of Class A Common Stock and warrants in private placement									342,000		342,000
Issuance of Class A common stock and warrants in private placement, shares				385,000
Issuance of Class A Common Stock for RaGE earnout									1,808,000		1,808,000
Issuance of Class A common stock for RaGE earnout, shares				64,280
Issuance of restricted stock awards
Issuance of restricted stock awards, shares				510,000
Common stock pledged as collateral
Common stock pledged as collateral, shares				150,000
Ending balance, value at Sep. 30, 2025									150,252,000	(150,588,000)	(336,000)
Balance, shares at Sep. 30, 2025				5,883,842			200,491
Issuance of common stock									1,523,000		1,523,000
Issuance of common stock, shares				226,450
Issuance of Class A Common Stock in settlement of liabilities									985,000		985,000
Issuance of Class A common stock in settlement of liabilities, shares				119,085
Issuance of common stock upon vesting of RSUs
Issuance of common stock upon vesting of RSUs, shares				403,595
Issuance of common stock upon exercise of stock options									55,000		$ 55,000
Issuance of common stock upon exercise of stock options, shares				32,353							32,353
Reclassification of warrants									6,912,000		$ 6,912,000
Issuance of warrants in connection with notes payable									514,000		514,000
Stock-based compensation									5,139,000		5,139,000
Net loss					$ (9,803,000)			$ (322,000)		(10,125,000)	(10,125,000)
Ending balance, value at Dec. 31, 2025									$ 165,380,000	$ (160,713,000)	$ 4,667,000
Balance, shares at Dec. 31, 2025				6,665,325			200,491